Finance Income and Finance Expense (Details)	12 Months Ended
	Dec. 31, 2023 CHF (SFr)	Dec. 24, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 CHE	Dec. 24, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 24, 2021 CHF (SFr)
Finance Income and Finance Expense [Line items]
Revaluation of outstanding warrants	SFr 15,066
Revaluation loss from derivative financial instruments	181,258
Gain on modification of financial instruments	36,778	SFr 36,778
Loss on modification of financial instruments	7,317	SFr 7,317
Gain from derivative financial instruments			SFr 451,131
Revaluation of the financial derivatives			449,898
Interest expense	SFr 1,007,437			CHE 892,005		SFr 4,991
Warrants [member]
Finance Income and Finance Expense [Line items]
Revaluation of outstanding warrants			SFr 1,233